As filed with the Securities and Exchange Commission on November 17, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Country VP Growth Fund
Schedule of Investments
September 30, 2008
(Unaudited)

		Shares	Value
COMMON STOCKS - 97.72%
Consumer Discretionary - 9.81%
Comcast Corporation		5,900	$115,817
Gentex Corporation		13,150	188,045
H&R Block, Inc.		5,800	131,950
Harley-Davidson, Inc.		1,800	67,140
The Home Depot, Inc.		5,850	151,456
Kohl's Corporation (a)		2,800	129,024
Limited Brands		9,600	166,272
Target Corporation		3,700	181,485
			1,131,189
Consumer Staples - 14.23%
Archer-Daniels-Midland Company		5,800	127,078
CVS Caremark Corporation		8,300	279,378
The Kroger Co.		5,500	151,140
McCormick & Company		3,400	130,730
Philip Morris International, Inc.		3,800	182,780
The Procter & Gamble Company		4,500	313,605
Sysco Corporation		4,500	138,735
Wal-Mart Stores, Inc.		5,300	317,417
			1,640,863
Energy - 12.50%
Apache Corporation		2,200	229,416
Chesapeake Energy Corp.		4,000	143,440
ChevronTexaco Corp.		1,900	156,712
ConocoPhillips		2,100	153,825
Exxon Mobil Corporation		4,300	333,938
Halliburton Company		6,600	213,774
Schlumberger Limited (b)		2,700	210,843
			1,441,948
Financials - 12.14%
ACE Limited (b)		4,600	248,998
AFLAC INCORPORATED		2,200	129,250
American Express Company		3,600	127,548
Bank of America Corporation		3,000	105,000
The Bank of New York Mellon Corporation		3,013	98,164
Citigroup Inc.		6,500	133,315
JPMorgan Chase & Co.		5,000	233,500
State Street Corp.		3,250	184,860
Wells Fargo & Company		3,700	138,861
			1,399,496
Health Care - 15.01%
Abbott Laboratories		3,150	181,377
Amgen Inc. (a)		1,900	112,613
Forest Laboratories, Inc. (a)		3,500	98,980
Genentech, Inc. (a)		1,900	168,492
Hologic, Inc. (a)		7,000	135,310
Johnson & Johnson		3,500	242,480
Medco Health Solutions, Inc. (a)		2,900	130,500
Medtronic, Inc.		5,200	260,520
Pfizer Inc.		8,000	147,520
Wellpoint Inc. (a)		5,400	252,558
			1,730,350
Industrials - 10.38%
3M Co.		3,600	245,916
Caterpillar Inc.		2,550	151,980
Emerson Electric Co.		2,800	114,212
FedEx Corp.		2,300	181,792
General Electric Company		11,700	298,350
Illinois Tool Works, Inc.		4,600	204,470
			1,196,720
Information Technology - 16.82%
Cisco Systems, Inc. (a)		6,400	144,384
EMC Corporation (a)		9,600	114,816
Intel Corporation		11,200	209,776
International Business Machines Corporation		1,500	175,440
Intuit Inc. (a)		7,000	221,270
Iron Mountain, Inc. (a)		8,900	217,249
Microsoft Corporation		8,750	233,537
Nokia Corp. - ADR		7,900	147,335
Oracle Corp. (a)		5,600	113,736
QUALCOMM Inc.		2,850	122,465
Western Union Company		9,700	239,299
			1,939,307
Materials - 1.89%
Alcoa Inc.		4,500	101,610
Newmont Mining Corporation		3,000	116,280
			217,890
Telecommunication Services - 3.02%
AT&T, Inc.		8,000	223,360
Verizon Communications Inc.		3,900	125,151
			348,511
Utilities - 1.92%
Dominion Resources Inc.		2,700	115,506
FPL Group, Inc.		2,100	105,630
			221,136
TOTAL COMMON STOCKS (Cost $10,907,142)			11,267,410

		Principal
		Amount
SHORT TERM INVESTMENTS - 2.48%
Money Market Funds - 2.48%
Janus Money Market Fund		$286,609	286,609
TOTAL SHORT TERM INVESTMENTS (Cost $286,609)			286,609

Total Investments (Cost $11,193,751) - 100.20% (c)(d)			11,554,019
Liabilities in Excess of Other Assets - (0.20)%			-23,602
TOTAL NET ASSETS - 100.00%			$11,530,417

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b) Foreign issuer.
(c)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$ 11,193,751
Gross unrealized appreciation	1,577,788
Gross unrealized depreciation	(1,217,520)
Net unrealized appreciation	$ 360,268

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(d)	FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$ 11,554,019
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 11,554,019

Country VP Bond Fund
Schedule of Investments
September 30, 2008
(Unaudited)
		Principal
		Amount	Value
ASSET BACKED SECURITIES - 4.20%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014		$100,000	$97,053
CIT Equipment Collateral
5.050%, 04/20/2014		200,000	197,992
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017		75,000	65,636
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021		103,208	93,778
John Deere Owner Trust
4.890%, 03/16/2015		100,000	96,530
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014		100,000	94,879
Residential Asset Securities Corporation
4.767%, 10/25/2032		87,979	77,273
TOTAL ASSET BACKED SECURITIES (Cost $758,622)			723,141

CORPORATE BONDS - 31.91%
Abbott Laboratories
5.600%, 05/15/2011		100,000	103,353
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $49,894) (a)		50,000	49,665
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $99,904) (a)		100,000	99,904
American International Group, Inc.
5.850%, 01/16/2018		200,000	100,389
Apache Corp.
6.900%, 09/15/2018		100,000	100,146
Archer-Daniels-Midland Company
5.450%, 03/15/2018		100,000	92,468
AT&T Inc.
5.500%, 02/01/2018		200,000	178,104
Baltimore Gas and Electric Company
6.730%, 06/12/2012		100,000	99,752
BHP Billiton Finance
5.125%, 03/29/2012 (d)		100,000	98,619
Burlington Northern Santa Fe
5.750%, 03/15/2018		150,000	143,877
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)		100,000	97,057
Citigroup, Inc.
5.500%, 08/27/2012		100,000	89,804
E.I. Du Pont De Nemours
5.000%, 01/15/2013		150,000	148,227
General Electric Capital Corporation
4.250%, 12/01/2010		200,000	193,342
5.000%, 06/27/2018 (b)		150,000	131,423
Harley-Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $99,886) (a)		100,000	95,016
Hewlett Packard Co.
4.500%, 03/01/2013		200,000	192,176
Honeywell International, Inc.
4.250%, 03/01/2013		200,000	194,274
HSBC Finance Corporation
4.125%, 12/15/2008		200,000	197,866
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)		150,000	153,797
International Bank Reconstruction & Development
4.700%, 03/04/2020 (b)		200,000	160,000
JP Morgan Chase & Co.
5.375%, 10/01/2012		250,000	241,516
Kellogg Co.
5.125%, 12/03/2012		150,000	149,572
Merck & Co. Inc.
5.760%, 05/03/2037		75,000	80,420
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013		150,000	135,123
Perforadora Centrale
5.240%, 12/15/2018 (d)		70,009	75,993
Rio Tinto Financial
5.875%, 07/15/2013 (d)		75,000	73,523
Simon Property Group LP
5.750%, 12/01/2015		100,000	94,508
Toyota Motor Credit Corporation
4.350%, 12/15/2010		200,000	206,906
Transocean, Inc.
5.250%, 03/15/2013 (d)		100,000	97,158
United Parcel Service, Inc.
4.500%, 01/15/2013		200,000	202,162
United Technologies Corp.
5.375%, 12/15/2017		150,000	144,993
Verizon Communications
5.500%, 02/15/2018		100,000	88,396
Vessel Management Services Inc.
4.960%, 11/15/2027		78,000	82,331
Virginia Electric & Power Co.
4.500%, 12/15/2010		250,000	248,260
Wal-Mart Stores, Inc.
4.125%, 02/15/2011		225,000	226,112
6.200%, 04/15/2038		100,000	91,220
Walt Disney Company
4.700%, 12/01/2012		150,000	149,264
Wells Fargo Company
4.875%, 01/12/2011		150,000	149,529
5.625%, 12/11/2017		150,000	137,856
XTO Energy, Inc.
4.625%, 06/15/2013		100,000	93,809
TOTAL CORPORATE BONDS (Cost $5,766,343)			5,487,910

MORTGAGE BACKED SECURITIES - 33.98%
Bank of America Mortgage Securities
5.250%, 10/25/2020		100,148	96,836
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020		56,514	54,191
6.000%, 11/25/2036		100,000	81,448
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015		72,476	75,091
4.000%, 11/15/2018		500,000	457,521
5.000%, 11/15/2018		200,000	196,951
5.750%, 12/15/2018		59,766	61,153
5.000%, 10/01/2020		100,140	99,668
5.000%, 10/15/2031		150,000	147,788
Federal National Mortgage Association
3.500%, 09/01/2013		71,868	70,182
5.000%, 02/01/2014		91,702	92,381
5.000%, 05/01/2023		194,641	193,457
5.500%, 09/01/2025		134,145	134,525
5.500%, 02/01/2033		111,141	111,230
5.290%, 11/25/2033		150,000	152,767
5.500%, 12/01/2035		111,720	111,565
5.000%, 06/01/2038		205,428	200,301
6.500%, 02/25/2044		53,800	55,269
6.500%, 05/25/2044		54,869	58,087
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043		142,570	139,759
Government National Mortgage Association
4.500%, 05/20/2014		142,173	143,167
5.500%, 10/20/2015		162,022	164,867
4.140%, 03/16/2018		58,291	58,000
4.116%, 03/16/2019		72,946	72,575
4.031%, 01/16/2021		153,468	152,419
3.727%, 03/16/2027		83,190	82,280
6.000%, 12/15/2031		63,489	64,682
6.000%, 02/15/2032		79,818	81,293
7.000%, 07/15/2032		55,736	58,596
5.000%, 07/15/2033		279,818	275,131
4.828%, 11/16/2033		500,000	480,606
6.000%, 10/15/2036		225,014	228,543
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034		300,000	284,142
Mortgage IT Trust
4.250%, 02/25/2035 (b)		59,389	55,799
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $30,441) (a)		28,836	25,241
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $52,789) (a)		50,487	47,054
Residential Asset Securitization Trust
4.750%, 02/25/2019		83,785	74,804
5.080%, 11/01/2022		59,055	58,519
5.570%, 03/01/2026		82,886	83,395
Vendee Mortgage Trust
5.750%, 11/15/2032		50,000	47,509
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035		450,000	435,920
5.232%, 07/15/2041 (b)		75,000	69,635
Wells Fargo Mortgage Backed Securities Trust
4.460%, 10/25/2033 (b)		86,526	82,632
5.594%, 07/25/2036 (b)		149,812	126,353
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,954,716)			5,843,332

U.S. GOVERNMENT AGENCY ISSUES - 5.82% (c)
Federal Home Loan Bank
4.840%, 01/25/2012		65,410	66,036
4.500%, 01/15/2014 (b)		250,000	255,336
4.500%, 07/02/2015 (b)		500,000	497,068
4.000%, 07/09/2018 (b)		100,000	98,697
New Valley Generation IV
4.687%, 01/15/2022		85,366	84,174
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $983,038)			1,001,311

U.S. TREASURY OBLIGATIONS - 15.85%
U.S. Treasury Bonds - 3.77%
7.500%, 11/15/2016		200,000	251,344
5.375%, 02/15/2031		350,000	397,714
			649,058
U.S. Treasury Inflation Index Bonds - 0.99%
2.375%, 01/15/2025		175,041	169,598
U.S. Treasury Inflation Index Notes - 4.69%
3.000%, 07/15/2012		489,352	509,347
1.875%, 07/15/2013		119,764	119,408
2.000%, 01/15/2014		178,568	178,205
			806,960
U.S. Treasury Notes - 6.40%
3.375%, 11/15/2008		1,000,000	1,000,190
4.375%, 11/15/2008		100,000	99,938
			1,100,128
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,722,821)			2,725,744

		Shares
SHORT TERM INVESTMENTS - 8.84%
Money Market Funds - 8.84%
Federated Prime Obligations Fund		203,463	203,463
Janus Money Market Fund		794,593	794,593
Phoenix Insight Money Market Fund		522,716	522,716
			1,520,772
TOTAL SHORT TERM INVESTMENTS (Cost $1,520,772)			1,520,772

Total Investments (Cost $17,706,312) - 100.60% (e)(f)			17,302,210
Liabilities in Excess of Other Assets - (0.60)%			(103,744)
TOTAL NET ASSETS - 100.00%			$17,198,466

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2008 these securities represented 1.84% of total assets.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2008.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$ 17,706,312
Gross unrealized appreciation	93,290
Gross unrealized depreciation	(497,392)
Net unrealized appreciation	$ (404,102)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$ 5,096,214
Level 2 - Other significant observable inputs	12,205,996
Level 3 - Significant unobservable inputs	—
Total	$ 17,302,210

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)                      /s/ Philip T. Nelson
Philip T. Nelson, President

Date          11/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Philip T. Nelson
Philip T. Nelson, President

Date          11/14/2008

By (Signature and Title)*                   /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date        11/14/2008

* Print the name and title of each signing officer under his or her signature.